UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital Investment Counsel, Inc.
Address:  17 Glenwood Avenue
          Raleigh, NC 27603


Form 13F File Number:  028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ron King
Title:    Chief Compliance Officer
Phone:    919-831-2370

Signature, Place, and Date of Signing:

         /s/ Ron King        Raleigh, North Carolina        May 9, 2011
         ------------        -----------------------        -----------
         [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          129
                                         -----------

Form 13F Information Table Value Total:  $   148,807
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
----------------------------  ---------------  ---------  --------  -------------------  ----------  --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -------------------
     NAME OF ISSUER           TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED   NONE
----------------------------  ---------------  ---------  --------  --------  ---  ----  ----------  --------  ---- ------ -------
3M CO                         COM              88579Y101     2,183    23,351  SH         SOLE                               23,351
ABBOTT LABS                   COM              002824100     1,101    22,450  SH         SOLE                               22,450
ACTIVISION BLIZZARD INC       COM              00507V109     1,519   138,455  SH         SOLE                              138,455
ADOBE SYS INC                 COM              00724F101       724    21,838  SH         SOLE                               21,838
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106       206    12,980  SH         SOLE                               12,980
AMGEN INC                     COM              031162100       438     8,195  SH         SOLE                                8,195
ANALOG DEVICES INC            COM              032654105       431    10,950  SH         SOLE                               10,950
APPLE INC                     COM              037833100     2,283     6,550  SH         SOLE                                6,550
APPLIED MATLS INC             COM              038222105       699    44,780  SH         SOLE                               44,780
ARCHER DANIELS MIDLAND CO     COM              039483102       218     6,063  SH         SOLE                                6,063
AT&T INC                      COM              00206R102       756    24,686  SH         SOLE                               24,686
ATMEL CORP                    COM              049513104       320    23,500  SH         SOLE                               23,500
AUTOMATIC DATA PROCESSING IN  COM              053015103     4,710    91,796  SH         SOLE                               91,796
BANK OF AMERICA CORPORATION   COM              060505104       675    50,646  SH         SOLE                               50,646
BAXTER INTL INC               COM              071813109       958    17,825  SH         SOLE                               17,825
BB&T CORP                     COM              054937107     1,533    55,858  SH         SOLE                               55,858
BERKSHIRE HATHAWAY INC DEL    CL B NEW         084670702       226     2,700  SH         SOLE                                2,700
BOEING CO                     COM              097023105       655     8,858  SH         SOLE                                8,858
BP PLC                        SPONSORED ADR    055622104       379     8,578  SH         SOLE                                8,578
CABELAS INC                   COM              126804301       738    29,515  SH         SOLE                               29,515
CARDINAL HEALTH INC           COM              14149Y108       788    19,168  SH         SOLE                               19,168
CATERPILLAR INC DEL           COM              149123101       664     5,964  SH         SOLE                                5,964
CHECK POINT SOFTWARE TECH LT  ORD              M22465104       260     5,100  SH         SOLE                                5,100
CHEVRON CORP NEW              COM              166764100     1,149    10,686  SH         SOLE                               10,686
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH  167250109       633    15,575  SH         SOLE                               15,575
CHICOS FAS INC                COM              168615102       213    14,325  SH         SOLE                               14,325
CISCO SYS INC                 COM              17275R102     3,212   187,285  SH         SOLE                              187,285
CITIGROUP INC                 COM              172967101       117    26,501  SH         SOLE                               26,501
CLOROX CO DEL                 COM              189054109       326     4,650  SH         SOLE                                4,650
COCA COLA CO                  COM              191216100     4,606    69,431  SH         SOLE                               69,431
CONOCOPHILLIPS                COM              20825C104     1,426    17,850  SH         SOLE                               17,850
CONSOLIDATED EDISON INC       COM              209115104       819    16,150  SH         SOLE                               16,150
CORNING INC                   COM              219350105       291    14,100  SH         SOLE                               14,100
COSTCO WHSL CORP NEW          COM              22160K105     7,589   103,500  SH         SOLE                              103,500
DEERE & CO                    COM              244199105     1,627    16,790  SH         SOLE                               16,790
DELL INC                      COM              24702R101       872    60,115  SH         SOLE                               60,115
DEUTSCHE BK AG LDN BRH        PS GOLD DS ETN   25154H756        81    10,500  SH         SOLE                               10,500
DIGITAL RIV INC               COM              25388B104       311     8,300  SH         SOLE                                8,300
DISNEY WALT CO                COM DISNEY       254687106     1,518    35,233  SH         SOLE                               35,233
DU PONT E I DE NEMOURS & CO   COM              263534109       261     4,753  SH         SOLE                                4,753
DUKE ENERGY CORP NEW          COM              26441C105       893    49,192  SH         SOLE                               49,192
E M C CORP MASS               COM              268648102     3,448   129,826  SH         SOLE                              129,826
ELECTRONIC ARTS INC           COM              285512109       346    17,700  SH         SOLE                               17,700
ELECTRONICS FOR IMAGING INC   COM              286082102       385    26,180  SH         SOLE                               26,180
EQUINIX INC                   COM NEW          29444U502       214     2,350  SH         SOLE                                2,350
EXPEDITORS INTL WASH INC      COM              302130109       822    16,390  SH         SOLE                               16,390
EXXON MOBIL CORP              COM              30231G102    15,046   178,837  SH         SOLE                              178,837
FAMILY DLR STORES INC         COM              307000109       611    11,900  SH         SOLE                               11,900
FEDEX CORP                    COM              31428X106     1,015    10,850  SH         SOLE                               10,850
FLUOR CORP NEW                COM              343412102       306     4,150  SH         SOLE                                4,150
FORD MTR CO DEL               COM PAR $0.01    345370860       164    11,006  SH         SOLE                               11,006
FREDS INC                     CL A             356108100       323    24,250  SH         SOLE                               24,250
GENERAL ELECTRIC CO           COM              369604103     3,654   182,267  SH         SOLE                              182,267
GILEAD SCIENCES INC           COM              375558103       369     8,700  SH         SOLE                                8,700
GLAXOSMITHKLINE PLC           SPONSORED ADR    37733W105       522    13,600  SH         SOLE                               13,600
GOOGLE INC                    CL A             38259P508       828     1,411  SH         SOLE                                1,411
HALLIBURTON CO                COM              406216101       547    10,976  SH         SOLE                               10,976
HELMERICH & PAYNE INC         COM              423452101       517     7,532  SH         SOLE                                7,532
HERSHEY CO                    COM              427866108       255     4,700  SH         SOLE                                4,700
HESS CORP                     COM              42809H107       522     6,125  SH         SOLE                                6,125
HEWLETT PACKARD CO            COM              428236103       964    23,529  SH         SOLE                               23,529
HOME DEPOT INC                COM              437076102     1,282    34,596  SH         SOLE                               34,596
HONDA MOTOR LTD               AMERN SHS        438128308       219     5,850  SH         SOLE                                5,850
INTEL CORP                    COM              458140100     2,950   146,160  SH         SOLE                              146,160
INTERNATIONAL BUSINESS MACHS  COM              459200101     2,408    14,766  SH         SOLE                               14,766
ITT CORP NEW                  COM              450911102       908    15,115  SH         SOLE                               15,115
JOES JEANS INC                COM              47777N101        16    15,000  SH         SOLE                               15,000
JOHNSON & JOHNSON             COM              478160104     3,162    53,367  SH         SOLE                               53,367
KIMBERLY CLARK CORP           COM              494368103     1,309    20,051  SH         SOLE                               20,051
KRAFT FOODS INC               CL A             50075N104       370    11,814  SH         SOLE                               11,814
LOCKHEED MARTIN CORP          COM              539830109     1,009    12,550  SH         SOLE                               12,550
LOWES COS INC                 COM              548661107     2,605    98,551  SH         SOLE                               98,551
LSI CORPORATION               COM              502161102       455    66,886  SH         SOLE                               66,886
MCDONALDS CORP                COM              580135101     1,350    17,740  SH         SOLE                               17,740
MEDTRONIC INC                 COM              585055106       488    12,400  SH         SOLE                               12,400
MERCK & CO INC NEW            COM              58933Y105       254     7,703  SH         SOLE                                7,703
MICROSOFT CORP                COM              594918104     3,503   137,983  SH         SOLE                              137,983
MONSANTO CO NEW               COM              61166W101     1,952    27,020  SH         SOLE                               27,020
MOSAIC CO                     COM              61945A107       829    10,525  SH         SOLE                               10,525
MOTOROLA MOBILITY HLDGS INC   COM              620097105       542    22,205  SH         SOLE                               22,205
MOTOROLA SOLUTIONS INC        COM NEW          620076307       421     9,413  SH         SOLE                                9,413
MYLAN INC                     COM              628530107       234    10,325  SH         SOLE                               10,325
NETAPP INC                    COM              64110D104       395     8,210  SH         SOLE                                8,210
NIKE INC                      CL B             654106103       208     2,750  SH         SOLE                                2,750
NOKIA CORP                    SPONSORED ADR    654902204       994   116,815  SH         SOLE                              116,815
NOVARTIS A G                  SPONSORED ADR    66987V109       345     6,350  SH         SOLE                                6,350
NUCOR CORP                    COM              670346105       668    14,505  SH         SOLE                               14,505
NVIDIA CORP                   COM              67066G104       775    42,000  SH         SOLE                               42,000
ORACLE CORP                   COM              68389X105     2,829    84,614  SH         SOLE                               84,614
PARKER HANNIFIN CORP          COM              701094104       260     2,750  SH         SOLE                                2,750
PAYCHEX INC                   COM              704326107       355    11,311  SH         SOLE                               11,311
PEPSICO INC                   COM              713448108       454     7,043  SH         SOLE                                7,043
PFIZER INC                    COM              717081103     1,391    68,496  SH         SOLE                               68,496
PHILIP MORRIS INTL INC        COM              718172109       254     3,864  SH         SOLE                                3,864
PIEDMONT NAT GAS INC          COM              720186105       262     8,642  SH         SOLE                                8,642
PMC-SIERRA INC                COM              69344F106        95    12,626  SH         SOLE                               12,626
PROCTER & GAMBLE CO           COM              742718109     3,351    54,401  SH         SOLE                               54,401
PROGRESS ENERGY INC           COM              743263105       693    15,009  SH         SOLE                               15,009
PROSHARES TR                  PSHS ULTSH 20YS  74347R297     1,149    30,680  SH         SOLE                               30,680
QUALCOMM INC                  COM              747525103     2,547    46,461  SH         SOLE                               46,461
QUANTA SVCS INC               COM              74762E102       364    16,250  SH         SOLE                               16,250
RAYTHEON CO                   COM NEW          755111507       595    11,700  SH         SOLE                               11,700
ROYAL BK CDA MONTREAL QUE     COM              780087102       604     9,751  SH         SOLE                                9,751
SAP AG                        SPON ADR         803054204       339     5,525  SH         SOLE                                5,525
SCHLUMBERGER LTD              COM              806857108     1,455    15,606  SH         SOLE                               15,606
SCHWAB CHARLES CORP NEW       COM              808513105       357    19,825  SH         SOLE                               19,825
SIGMA ALDRICH CORP            COM              826552101       818    12,850  SH         SOLE                               12,850
SOUTHERN CO                   COM              842587107       631    16,559  SH         SOLE                               16,559
SPECTRA ENERGY CORP           COM              847560109       303    11,131  SH         SOLE                               11,131
STEIN MART INC                COM              858375108       606    59,825  SH         SOLE                               59,825
STRYKER CORP                  COM              863667101       392     6,450  SH         SOLE                                6,450
SYMANTEC CORP                 COM              871503108       220    11,852  SH         SOLE                               11,852
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209       876    17,462  SH         SOLE                               17,462
TEXAS INSTRS INC              COM              882508104       270     7,800  SH         SOLE                                7,800
TIBCO SOFTWARE INC            COM              88632Q103     1,331    48,850  SH         SOLE                               48,850
TOYOTA MOTOR CORP             SP ADR REP2COM   892331307     1,505    18,752  SH         SOLE                               18,752
TRANSCANADA CORP              COM              89353D107       399     9,850  SH         SOLE                                9,850
TRIQUINT SEMICONDUCTOR INC    COM              89674K103       247    19,100  SH         SOLE                               19,100
UNITED PARCEL SERVICE INC     CL B             911312106     1,736    23,352  SH         SOLE                               23,352
UNITED TECHNOLOGIES CORP      COM              913017109       286     3,382  SH         SOLE                                3,382
VANGUARD INDEX FDS            EXTEND MKT ETF   922908652       422     7,153  SH         SOLE                                7,153
VANGUARD WHITEHALL FDS INC    HIGH DIV YLD     921946406       380     8,580  SH         SOLE                                8,580
VARIAN MED SYS INC            COM              92220P105     1,694    25,050  SH         SOLE                               25,050
VERIZON COMMUNICATIONS INC    COM              92343V104       674    17,480  SH         SOLE                               17,480
VISA INC                      COM CL A         92826C839       845    11,475  SH         SOLE                               11,475
WAL MART STORES INC           COM              931142103     6,670   128,149  SH         SOLE                              128,149
WELLS FARGO & CO NEW          COM              949746101       412    12,990  SH         SOLE                               12,990
WHOLE FOODS MKT INC           COM              966837106     1,456    22,095  SH         SOLE                               22,095
ZIMMER HLDGS INC              COM              98956P102       363     5,992  SH         SOLE                                5,992